Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com




July 29, 2014



VIA EDGAR



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund III (File Nos. 333-192858 and 811-22920)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund III (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectus and Statement of Additional Information dated July 25, 2014 for the Trust's Rothschild Larch Lane Alternatives Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 7, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-14-000491) on July 25, 2014.

Please do not hesitate to contact the undersigned at 215.963.5862 should you have any questions.

Very  truly  yours,


/s/ David W. Freese
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David W. Freese